Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 968,342	R$ 297,929
Short-term investments	2,937,029	2,770,589
Accounts receivable from card issuers	14,066,814	9,244,608
Trade accounts receivable	249,417	44,616
Recoverable taxes	50,426	56,918
Prepaid expenses	12,463	15,066
Derivative financial instruments	14,062	1,195
Other assets	106,345	6,860
Current assets	18,404,898	12,437,781
Non-current assets
Receivables from related parties	12,837	8,095
Deferred tax assets	192,781	262,668
Other assets	44,685	8,507
Investment in associates	28,242	2,237
Property and equipment	548,607	266,273
Intangible assets	373,699	307,657
Non current assets	1,200,851	855,437
Total assets	19,605,749	13,293,218
Current liabilities
Accounts payable to clients	6,500,071	4,996,102
Trade accounts payable	97,825	117,836
Loans and financing	2,947,811	761,056
Obligations to FIDC quota holders	2,090,894	16,646
Labor and social security liabilities	109,013	96,732
Taxes payable	44,940	51,569
Derivative financial instruments	1,354	586
Other liabilities	80,619	14,248
Current liabilities	11,872,527	6,054,775
Non-current liabilities
Loans and financing	87,483	1,395
Obligations to FIDC quota holders	1,620,000	2,057,925
Deferred tax liabilities	10,687	80,223
Provision for contingencies	9,564	1,242
Labor and social security liabilities	27,432
Other liabilities	5,051	4,667
Non current liabilities	1,760,217	2,145,452
Total liabilities	13,632,744	8,200,227
Equity
Issued capital	62	62
Capital reserve	5,443,786	5,351,873
Treasury shares	(90)
Other comprehensive income	(72,335)	(56,334)
Retained earnings (accumulated losses)	600,956	(202,276)
Equity attributable to owners of the parent	5,972,379	5,093,325
Non-controlling interests	626	(334)
Total equity	5,973,005	5,092,991
Total liabilities and equity	R$ 19,605,749	R$ 13,293,218